EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
EARNINGS PER SHARE	EARNINGS PER SHARE
Basic

Basic earnings per share is calculated by dividing net income attributable to shareholders of Tricon by the sum of the weighted average number of shares outstanding and vested deferred share units during the period.

(in thousands of U.S. dollars, except per share amounts which are in U.S. dollars)
For the years ended December 31	2022	2021

Net income from continuing operations	$779,374	$459,357
Non-controlling interest	5,539	4,272
Net income attributable to shareholders of Tricon from continuing operations	773,835	455,085
Net income (loss) attributable to shareholders of Tricon from discontinued operations	35,106	(9,830)
Net income attributable to shareholders of Tricon	$808,941	$445,255

Weighted average number of common shares outstanding	272,972,697	218,087,838
Adjustments for vested units	1,510,567	1,746,292
Weighted average number of common shares outstanding for basic earnings per share	274,483,264	219,834,130

Basic earnings per share
Continuing operations	$2.82	$2.07
Discontinued operations	0.13	(0.04)
Basic earnings per share	$2.95	$2.03

Diluted

Diluted earnings per share is calculated by adjusting the weighted average number of shares outstanding to assume conversion of all potentially dilutive shares. The Company has four categories of potentially dilutive shares: stock options (Note 31), restricted shares (Note 29), deferred share units (Note 31) and the preferred units issued by the Affiliate that are exchangeable into the common shares of the Company (Note 20). For the year ended December 31, 2021, the Company also had convertible debentures outstanding which were potentially dilutive. For the stock options, the number of dilutive shares is based on the number of shares that could have been acquired at fair value with the assumed proceeds, if any, from their exercise (determined using the average market price of the Company’s shares for the period then ended). For restricted shares and deferred share units, the number of dilutive shares is equal to the total number of unvested restricted shares and deferred share units. For the convertible debentures and exchangeable preferred units, the number of dilutive shares is based on the number of common shares into which the elected amount would then be convertible or exchangeable. The number of shares calculated as described above is comparable to the number of shares that would have been issued assuming the vesting of the stock compensation arrangement, the conversion of debentures and the exchange of preferred units.
Stock options, restricted shares and deferred share unitsFor the year ended December 31, 2022, the Company’s stock compensation plans resulted in 1,790,235 dilutive share units (2021 - 2,284,607), given that it would be advantageous to the holders to exercise their associated rights to acquire common shares, as the exercise prices of these potential shares are below the Company's average market share price for the period. Unvested restricted shares and deferred share units are always considered dilutive as there is no price to the holder associated with receiving or exercising their entitlement, respectively.Preferred units issued by the Affiliate For the year ended December 31, 2022, the impact of exchangeable preferred units of Tricon PIPE LLC (Note 20) was dilutive, as the associated interest expense, net of tax, and the fair value gain on derivative financial instruments would result in decreased earnings per share upon the exchange of the underlying preferred units. Therefore, in computing the diluted weighted average common shares outstanding and the associated earnings per share amounts for the year ended December 31, 2022, the impact of the preferred units was included (2021 - excluded).

(in thousands of U.S. dollars, except per share amounts which are in U.S. dollars)
For the years ended December 31	2022	2021

Net income attributable to shareholders of Tricon from continuing operations	$773,835	$455,085
Adjustment for preferred units interest expense - net of tax	18,410	—
Fair value gain on derivative financial instruments and other liabilities	(175,848)	—
Adjusted net income attributable to shareholders of Tricon from continuing operations	616,397	455,085
Net income (loss) attributable to shareholders of Tricon from discontinued operations	35,106	(9,830)
Adjusted net income attributable to shareholders of Tricon	$651,503	$445,255

Weighted average number of common shares outstanding	274,483,264	219,834,130
Adjustments for stock compensation	1,790,235	2,284,607
Adjustments for preferred units	34,826,994	—
Weighted average number of common shares outstanding for diluted earnings per share	311,100,493	222,118,737

Diluted earnings per share
Continuing operations	$1.98	$2.05
Discontinued operations	0.11	(0.05)
Diluted earnings per share	$2.09	$2.00